Earnings per share	9 Months Ended
Sep. 30, 2024
Earnings per share [Abstract]
Earnings per share
Note 22. - Earnings per share
Basic earnings per share have been calculated by dividing the profit attributable to equity holders of the Company by the average number of outstanding shares.
Average number of outstanding diluted shares for the nine-month period ended September 30, 2024 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the nine-month period ended September 30, 2023) on the settlement of the Green Exchangeable Notes (Note 15) and the potential issuance of 559,878 shares (217,418 shares for the nine-month period ended September 30, 2023) under the long-term incentive plans granted to employees.
Item	For the nine-month period ended September 30,
	2024	2023
	($ in thousands)
Profit attributable to Atlantica	32,676	46,050
Average number of ordinary shares outstanding (thousands) - basic	116,161	116,149
Average number of ordinary shares outstanding (thousands) - diluted	119,971	119,717
Earnings per share for the period (U.S. dollar per share) - basic	0.28	0.40
Earnings per share for the period (U.S. dollar per share) - diluted (*)	0.28	0.40

(*) The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the nine-month periods ended September 30, 2024, and 2023, as they have an antidilutive effect.